BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Apr. 07, 2020	Dec. 31, 2019	Oct. 07, 2019
Disclosure of detailed information about borrowings [line items]
Deferred financing costs and other	$ (15)		$ 0
Corporate borrowings	3,158		2,475
Senior Unsecured Revolving Credit Facility - Maturing June 28, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 1,131		820
Senior Unsecured Revolving Credit Facility - Maturing June 28, 2024 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Borrowings, adjustment to interest rate basis	1.20%
Senior Unsecured Revolving Credit Facility - Maturing April 14, 2022
Disclosure of detailed information about borrowings [line items]
Total	$ 0		0
Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of detailed information about borrowings [line items]
Total	$ 0		346
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 236		231
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 314		308
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Total	$ 550		384
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Annual Rate		3.40%		3.50%
Total	$ 550		386
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.40%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Total	$ 392		0
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.90%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 3,173		$ 2,475